Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 19 - FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

•	Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

•	Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

•	Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. This hierarchy requires the use of observable market data when available.

Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loans include observable inputs employed by certified appraisers for similar assets classified as Level III inputs. Other real estate owned is measured at fair value, less cost to sell at the date of foreclosure. Valuations are periodically performed by management and the assets are carried at the lower of carrying amount, or fair value less cost to sell.

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2012
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$47,295	$-	$47,295
Obligations of states and political subdivisions	-	52,030	-	52,030
Mortgage-backed securities	-	78,678	-	78,678
Equity securities	205	-	-	205

Total securities available for sale:	$205	$178,003	$-	$178,208

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$2,730	$2,730
Other real estate	$-	$-	$-	$-
Mortgage servicing rights	$-	$-	$47	$47

	December 31, 2011
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$36,216	$-	$36,216
Obligations of states and political subdivisions	-	45,304	-	45,304
Mortgage-backed securities	-	69,215	-	69,215
Equity securities	226	-	-	226

Total securities available for sale:	$226	$150,735	$-	$150,961

Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$3,055	$3,055
Other real estate	$-	$-	$138	$138
Mortgage servicing rights	$-	$-	$52	$52